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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April l, 2011 to September 30, 2011

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

September 30, 2011

ING Money Market Fund

Classes A, B, C, I, L, O, and W

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

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Sign up now for on-line prospectuses, fund reports, and proxy statements. In less than five minutes, you can help reduce paper mail and lower fund costs.

Just go to www.ingfunds.com, click on the E-Delivery icon from the home page, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330, and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency, and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objective.

PRESIDENT’S LETTER

Lack of euro zone progress grips markets

Dear Shareholder,

Recent months have seen headlines and financial markets continue to focus on the ongoing euro zone debt crisis. Faced with a situation that, if mishandled, could compromise the euro, European leaders so far have offered only half-measures in their attempts to move toward a comprehensive solution for the currency bloc. With the stability of Italy — Europe’s third-largest economy — now in question, the need for an effective policy response has become even more acute. While the European debt deal reached in late October enhanced the firepower of the region’s rescue fund, the details of how this will be accomplished have yet to be fully fleshed out.

Well-publicized political turmoil in Greece has threatened to derail the debt deal. Investors are expressing similar doubts about Italy’s ability to embrace fiscal austerity, driving up interest rates on the country’s debt. The euro zone crisis is a result of weaker countries such as Italy and

Greece being forced to compete in the same currency with stronger nations such as Germany. Many experts believe these fundamental imbalances may cause recurring crises even if the current one is fixed, suggesting that euro zone volatility may be a long-term factor in the financial markets.

Where do investors turn in times of uncertainty? Usually sovereign credits, especially U.S. Treasury securities. This spotlights the critical role that governments play in defining the parameters of the financial markets and serving as foundations for generating value within economies. The current political trend toward fiscal austerity downplays this important function and may prolong the global economic malaise.

How should you respond to uncertainty in your own investment program? Don’t try to time the markets. Keep your portfolio well diversified, and pay careful attention to the risks you are assuming. Talk to your financial advisor before you make any changes that might detour your portfolio from your long-term goals.

We appreciate your continued confidence in ING Investment Management, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

November 8, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or the Fund’s Shareholder Service Department at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2011

As our new fiscal year started, commentators were wondering what it would take to spoil investors’ collective appetite for risky assets. Global equities in the form of the MSCI World IndexSM , measured in local currencies, including net reinvested dividends, were up 3.58%, despite an earthquake, tsunami and nuclear crisis in Japan, as well as the violent uncertainties of the “Arab Spring” in North Africa and the Middle East, not to mention a European sovereign debt crisis. Many of the developed world’s economies, including the US, seemed to be returning to health, boosted by heavy, ongoing doses of stimulative and monetary medicine.

But as the year wore on, the patient took a turn for the worse and by the end of September global equities were down 15.34% for the six-month period. (The MSCI World IndexSM returned (16.22)% for the six-month period, measured in U.S. dollars.)

It did not happen right away. In April the latest unemployment rate was reported at 8.8%, the lowest in 24 months. New private sector jobs well above 200,000 were added in each of January, February and March. But in May the unemployment rate rebounded to 9.1%, where it stayed through September, with 42.9% unemployed for more than 26 weeks. By then the average number of new jobs created in the last three months had slumped to just 35,000, including the shrinking government sector.

In the housing market, sales of new homes were on pace for the lowest year since records began decades ago. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index was reported as having fallen below the near term trough recorded in April 2009.

Gross Domestic Product (“GDP”) growth had been reported at 3.1% (quarter-over-quarter, annualized) for the fourth quarter of 2010. On July 29 this was revised down to 2.3%, among other revisions that showed the recession had been deeper and started earlier than previously thought. Worse, growth in the first quarter of 2011 was a barely perceptible 0.4%. When the next quarter’s figure was finalized at just 1.3%, the common assessment was that the economy was operating at “stall-speed.”

There would be no cheer on the political front as parties deadlocked on the issue of raising the debt ceiling. A stopgap agreement avoided the risk of the United States defaulting on its debt, but it did not stop Standard & Poor’s from downgrading the country’s credit rating. Federal Reserve Chairman Bernanke pointed out on August 26 that monetary policy could only go so far in stimulating activity. President Obama duly proposed a $447 billion fiscal stimulus package in early September. But it was expected to go nowhere as it also included tax increases on households with higher incomes.

Yet the main market driver on most days was the latest news on the euro zone’s deteriorating sovereign debt crisis. In early July, talks on a second bail-out for Greece stalled. Rumors swirled that euro zone finance ministers were about to give up on Greece and allow a default. Attention quickly turned to the much bigger bond markets of Spain and especially Italy, with debt at 120% of GDP. If default was now an option, why not for Spain and Italy? Italian and Spanish bond yields soared to euro-era high levels, retreating only when the European Central Bank started buying the bonds in the open market, a role it was never meant to play. As for Greece, a second bail-out package was finally agreed upon. But the next installment of funds from the first bail-out package is still outstanding because Greece, set to run out of cash in mid-October, is unable to meet the agreed fiscal targets that came with it.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 6.20% in the six months through September. As one might expect, the sub-index representing Treasuries did best, returning 9.02%, but interestingly the Barclays Capital Corporate Investment Grade Bond Index also rose, albeit by less: 5.20%. Risk aversion was most clearly seen in the high yield bond sector where the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index fell 5.12%.

U.S. equities, represented by the S&P 500® Index, including dividends, fell by 13.78%, led by the most vulnerable sectors: financials, industrials, energy and materials, which sank by more than 20%. The operating earnings of S&P 500® companies in the second quarter exceeded their all time record of exactly four years before, as expected, but estimates for future quarters were coming down as September ended.

Currency markets increasingly witnessed a flight to safety, but safety is relative. The worsening euro zone debt crisis meant that the dollar gained against the euro, by 3.68% and less directly against the pound, by 2.60%. But the dollar fell back against the yen by 7.53% despite intervention, the chronic strength of that currency usually attributed to its current account surplus and evidently in September, the repatriation of overseas investments.

In international markets, the MSCI Japan® Index lost 12.83% in the six months through September, to the lowest level since March 2009, as GDP fell for three consecutive quarters in the wake of natural disasters earlier in the year. The MSCI Europe ex UK® Index plunged 20.20% into bear market territory, led by banks, down 34%. Quarterly euro zone growth fell to just 0.2%, while purchasing managers’ indices dipped into contraction as the period ended. The MSCI UK® Index dropped 11.44%. While GDP growth was at the same low level as in the rest of Europe, the UK’s financials and industrials held up rather better.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ING MONEY MARKET FUND	PORTFOLIO MANAGERS’ REPORT

Investment Type Allocation

as of September 30, 2011

(as a percentage of net assets)

Asset Backed Commercial Paper	34.1%
Financial Company Commercial Paper	13.9%
Other Note	13.4%
Government Agency Debt	12.4%
Certificates of Deposit	10.9%
Other Instrument	6.3%
Other Commercial Paper	4.0%
Government Agency Repurchase Agreement	3.3%
Assets in Excess of Other Liabilities	1.7%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

ING Money Market Fund (the “Fund”) seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Portfolio Specifics: Two major themes were the drivers of the markets and economic expectations during the second quarter. First, the contagion risk for the large European banks and sovereigns increased as potential solutions to the PIIGS crisis (Portugal, Ireland, Italy, Greece and Spain) did not diminish the increasing concern over Greece and expanded to include significant concern for both Spain and Italy. Second, the debate on increasing the debt ceiling and reducing the ever expanding budget deficits in the United States came to the forefront in June, leading up to an August 2 projected default date. Various economic statistics such as jobs growth, housing statistics and indicators of economic growth in the U.S. came in below market expectations throughout the quarter. Global statistics were not much better and the building concerns over the PIIGS crisis and U.S. debt situation led to reduced future growth expectations. The Federal Open Market Committee (“FOMC”) continued to see indications of a slow but modest recovery but indicated in June that recent data were below expectations. The FOMC maintained the outlook for the federal funds target rate to be kept in the 0% to 0.25% range for an extended period. The uncertainty and drama never ceased during the third quarter. First it was the political wrangling over raising the debt ceiling limit in the U.S., which went past the eleventh-hour and led to a downgrade of U.S. debt to AA+ from AAA by Standard & Poor’s. Upon finalization of the debt ceiling deal the market focus shifted back to the European region credit crisis, which continued to deteriorate as the various leaders and central banks dragged their feet in addressing the mounting concerns over a Greek default and the possible spill-over effect on Italy, Spain and other peripheral countries. Economic data during the quarter were mostly disappointing and led to a rise in concern over an increased risk of a new recession in the U.S. and globally as the debt situation at home and in Europe added to the economic headwinds already in place. The FOMC responded to the deteriorating economic environment here in the U.S. by announcing at its August 9th meeting that it would keep the federal funds rate anchored near zero through at least the middle of 2013. This was followed by the announcement of “Operation Twist,” which included the selling of short-term Treasury holdings with the funds reinvested into long-term Treasuries and the reinvestment of mortgage pay-downs and coupon interest into additional mortgage-backed securities, at its September meeting. The deterioration in Europe led to a disruption of and increased concerns over short-term funding for the majority of the European banks that issue short-term debt in the U.S. Many money market investors either reduced exposure to the European bank issuers or shortened their maturities for those issuers as existing positions matured.

Preservation of capital, limiting credit risk and keeping an excess liquidity cushion due to the still elevated risks in the market remain our primary objectives for the Fund. Maximizing the yield and return of the Fund remains a secondary objective in light of the current market conditions and risks and the low absolute level of rates. The Fund’s Adviser and Distributor continue to waive fees in order to maintain a 0.00% net yield, as do most of our competitors due to the historically low level of rates on money market securities. The Fund followed the strategy of taking on a limited amount of interest rate risk while maintaining reduced longer-term credit exposure. The Fund ended the period with a 46-day weighted average maturity (“WAM”) which was longer than the peer average of 40-days for the iMoneyNet First Tier Retail category. The Fund reduced its exposure to the European banks during the period by not reinvesting maturities or by direct sales of those issuers which we determined to be of increased risk due to the deteriorating situation in Europe. To reduce credit risk further, we increased exposure to short-term U.S. government securities at a slight yield concession to the higher yielding bank debt.

Current Strategy & Outlook: Our expectation that the FOMC would be forced to keep the federal funds rate in the 0.00% to 0.25% range well into 2012 or beyond was confirmed by the August announcement that they expect the rate to remain at the current range until the middle of 2013. We do not foresee anything in the near-term to change the Federal Reserve’s position or our expectations. Our current strategy for the ING Money Market Fund will continue to focus on maintaining an extended WAM posture with limited credit risk. We will look to extend our WAM during any backup in rates to levels that offer enough yield pickup relative to the increased risk as these backups would be expected to be temporary in nature in light of the FOMC position. Exposure to European banks is expected to remain low or be reduced further until we see resolution to the European debt crisis and funding issues. Preservation of capital and liquidity remain our top objectives. We plan on maintaining reasonable daily liquidity and short-term liquidity to give the fund flexibility to take advantage of any periods of temporary increases in yields, but not as high as previously given the drag in yields from the low rates on repurchase agreements and other lower risk short-term liquidity securities.

Principal Risk Factors: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLE AS OF SEPTEMBER 30, 2011 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011. The Fund’s expenses are shown without the imposition of any charges. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return					Hypothetical (5% return before expenses)
ING Money Market Fund	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2011*	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Annualized Expense Ratio		Expenses Paid During the Period Ended September 30, 2011*
Class A	$1,000.00	$1,000.00	0.24	%•	$1.20	$1,000.00	$1,023.80	0.24	%•	$1.21
Class B	$1,000.00	$1,000.00	0.24	%•	$1.20	$1,000.00	$1,023.80	0.24	%•	$1.21
Class C(1)	$1,000.00	$1,000.00	0.24	%•	$0.42	$1,000.00	$1,023.80	0.24	%•	$1.21
Class I	$1,000.00	$1,000.00	0.23	%•	$1.15	$1,000.00	$1,023.85	0.23	%•	$1.16
Class L(2)	$1,000.00	$1,000.00	0.24	%•	$1.20	$1,000.00	$1,023.80	0.24	%•	$1.21
Class O	$1,000.00	$1,000.00	0.24	%•	$1.20	$1,000.00	$1,023.80	0.24	%•	$1.21
Class W(1)	$1,000.00	$1,000.00	0.24	%•	$0.42	$1,000.00	$1,023.80	0.24	%•	$1.21

(1)	Commencement of operations was July 29, 2011. Expenses paid for the Actual Fund Return reflect the 64 day period ended September 30, 2011.
(2)	Effective July 29, 2011, Class C shareholders were converted to Class L shares of the Fund.
*	Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.
•	Expense ratios reflect waivers of 0.38%, 1.38%, 1.38%, 0.38%, 0.38%, 0.38%, and 0.38% of management, distribution and shareholder servicing fees for Classes A, B, C, I, L, O and W, respectively, in order to maintain a yield of not less than zero (Note 4).

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2011 (UNAUDITED)

ING Money Market Fund
ASSETS:
Short-term investments at amortized cost	$305,834,674
Receivables:
Investments securities sold	9,999,077
Dividends	74
Interest	451,185
Prepaid expenses	44,920
Reimbursement due from manager	7,108

Total assets	316,337,038

LIABILITIES:
Payable for fund shares redeemed	5,000,000
Payable to affiliates	20,697
Payable for trustee fees	12,019
Other accrued expenses and liabilities	78,415

Total liabilities	5,111,131

NET ASSETS	$311,225,907

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$311,183,877
Accumulated net realized gain	42,030

NET ASSETS	$311,225,907

Class A
Net assets	$192,249,827
Shares outstanding**	192,234,001
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00
Class B
Net assets	$3,673,414
Shares outstanding**	3,673,087
Net asset value and redemption price per share†	$1.00
Class C
Net assets	$1,087,148
Shares outstanding**	1,087,138
Net asset value and redemption price per share†	$1.00
Class I
Net assets	$95,887,673
Shares outstanding**	95,879,313
Net asset value and redemption price per share	$1.00
Class L
Net assets	$6,682,106
Shares outstanding**	6,681,522
Net asset value and redemption price per share	$1.00
Class O
Net assets	$11,642,739
Shares outstanding**	11,641,687
Net asset value and redemption price per share	$1.00
Class W
Net assets	$3,000
Shares outstanding**	3,000
Net asset value and redemption price per share	$1.00

**	1,000,000,000 shares authorized (for each share class); $0.001 par value.
†	Redemption price per share may be reduced for any applicable deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)

ING Money Market Fund
INVESTMENT INCOME:
Dividends	$762
Interest, net of foreign taxes withheld*	364,858

Total investment income	365,620

EXPENSES:
Investment management fees	603,493
Distribution and service fees:
Class B	18,954
Class C	1,422
Class O	14,439
Transfer agent fees:
Class A	58,206
Class B	1,174
Class C	177
Class I	23,347
Class O	3,663
Class L	2,136
Administrative service fees	120,698
Shareholder reporting expense	22,135
Registration fees	41,635
Professional fees	16,880
Custody and accounting expense	22,763
Trustee fees	3,963
Miscellaneous expense	10,753
Interest expense	150

Total expenses	965,988
Net waived and reimbursed fees	(600,368)

Net expenses	365,620

Net investment income	—

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain	26,158

Net realized and unrealized gain	26,158

Increase in net assets resulting from operations	$26,158

* Foreign taxes withheld	$115

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Money Market Fund
	Six Months Ended September 30, 2011	Year Ended March 31, 2011
FROM OPERATIONS:
Net investment (loss)	$—	$(224)
Net realized gain and reimbursement by affiliate	26,158	414,237

Increase in net assets resulting from operations	26,158	414,013

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	(4,329)	—
Class B	(89)	—
Class I	(2,125)	—
Class L	(140)	—
Class O	(245)	—

Total distributions	(6,928)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	246,615,532	510,084,242
Reinvestment of distributions	6,662	—

	246,622,194	510,084,242
Cost of shares redeemed	(255,297,171)	(438,475,368)

Net increase (decrease) in net assets resulting from capital share transactions	(8,674,977)	71,608,874

Net increase (decrease) in net assets	(8,655,747)	72,022,887

NET ASSETS:

Beginning of period	319,881,654	247,858,767

End of period	$311,225,907	$319,881,654

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less distributions											Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total return		Expenses before reductions	Expenses net of fee waivers, if any		Expenses net of all reductions	Net investment income (loss)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)(1)		(%)(2)(3)	(%)(2)(3)		(%)(2)(3)	(%)(2)(3)		($000’s)	(%)
ING Money Market Fund
Class A
09-30-11	1.00	0.00		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00		0.62	0.24	(4)	0.24	0.00		192,250	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—	—		—	1.00	0.00	†	0.60	0.33	(5)	0.33	(0.00	)*	196,702	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.70	0.46	(6)	0.46	0.01		182,097	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.51	(a)	0.70	0.69		0.69	1.53		235,783	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—			0.04		—	1.00	4.56	†	0.62	0.62		0.62	4.45		284,458	—
03-31-07	1.00	0.05		0.00	*	0.05		0.05		—		—	0.05		—	1.00	4.79	†	0.62	0.62		0.62	4.71		236,134	—
Class B
09-30-11	1.00	0.00		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00		1.62	0.24	(4)	0.24	0.00		3,673	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00		—		—		—	—		—	1.00	0.00	†	1.60	0.33	(5)	0.33	(0.00	)*	4,377	—
03-31-10	1.00	0.00	*	(0.00	)*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	1.70	0.46	(6)	0.46	0.01		4,886	—
03-31-09	1.00	0.01		(0.00	)*	0.01		0.01		—		—	0.01		—	1.00	0.71	(a)	1.70	1.44		1.44	0.64		9,583	—
03-31-08	1.00	0.03		0.00	*	0.03		0.03		—		—	0.03		—	1.00	3.53	†	1.62	1.62		1.62	3.38		6,031	—
03-31-07	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	3.77	†	1.62	1.62		1.62	3.72		2,884	—
Class C
07-29-11(7) - 09-30-11	1.00	0.00		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00		1.62	0.24	(4)	0.24	0.00		1,087	—
Class I
09-30-11	1.00	0.00		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00		0.61	0.23	(4)	0.23	0.00		95,888	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00		—		—		—	–		—	1.00	0.00	†	0.60	0.33	(5)	0.33	(0.00	)*	100,505	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.70	0.46	(6)	0.46	0.00	*	38,498	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.52	(a)	0.70	0.69		0.69	1.57		45,633	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	4.56	†	0.62	0.62		0.62	4.47		72,608	—
03-31-07	1.00	0.05		0.00	*	0.05		0.05		—		—	0.05		—	1.00	4.80	†	0.62	0.62		0.62	4.69		64,202	—
Class L
09-30-11	1.00	0.00		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00		0.62	0.24	(4)	0.24	0.00		6,682	—
03-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.00	†	0.60	0.33	(5)	0.33	(0.00	)*	6,828	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.70	0.46	(6)	0.46	0.01		7,433	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.51	(a)	0.70	0.69		0.69	1.57		12,571	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	4.56	†	0.62	0.62		0.62	4.37		17,545	—
03-31-07	1.00	0.05		0.00	*	0.05		0.05		—		—	0.05		—	1.00	4.81	†	0.62	0.62		0.62	4.71		5,728	—
Class O
09-30-11	1.00	0.00		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00		0.87	0.24	(4)	0.24	0.00		11,643	—
03-31-11	1.00	(0.00	)*	0.00	*	0.00		—		—		—	—		—	1.00	0.00	†	0.85	0.33	(5)	0.33	(0.00	)*	11,470	—
03-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—	0.00	*	—	1.00	0.02	†	0.95	0.46	(6)	0.46	0.01		14,945	—
03-31-09	1.00	0.02		(0.00	)*	0.02		0.02		—		—	0.02		—	1.00	1.53	(a)	0.95	0.69		0.69	1.61		20,277	—
03-31-08	1.00	0.04		0.00	*	0.04		0.04		—		—	0.04		—	1.00	4.56	†	0.87	0.62		0.62	4.29		28,520	—
11-15-06(7) - 03-31-07	1.00	0.02		0.00	*	0.02		0.02		—		—	0.02		—	1.00	1.79	†	0.87	0.62		0.62	4.77		5,892	—
Class W
07-29-11(7) - 09-30-11	1.00	0.00		0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.00		0.62	0.24	(4)	0.24	0.00		3	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)

Expense ratios reflect waivers of 0.38%, 1.38%, 1.38%, 0.38%, 0.38%, 0.38% and 0.38% of management fees, distribution and shareholder servicing fees for Classes A, B, C, I, L, O and W, respectively, in order to maintain a net yield of not less than zero.

(5)

Expense ratios reflect waivers of 0.27%, 1.27%, 0.27%, 0.27%, and 0.27% of management fees, distribution and shareholder servicing fees for Classes A, B, I, L, and O, respectively, in order to maintain a net yield of not less than zero.

(6)

Expense ratios reflect waivers of 0.24%, 1.24%, 0.24%, 0.24%, and 0.24% of management fees, distribution and shareholder servicing fees for Classes A, B, I, L, and O, respectively, in order to maintain a net yield of not less than zero.

(7)	Commencement of operations.
(a)	There was no impact on total return by a capital support agreement in 2008.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	There was no impact on total return by the reimbursement by affiliate for investment transactions losses.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are eleven separate active series which comprise the Company. This report is for ING Money Market Fund (the “Fund”), a diversified series of the Company.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, Class L, Class O and Class W. Effective July 29, 2011, Class C of the Fund converted to Class L and a new Class C was launched. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. The Fund uses the amortized cost method to value its portfolio securities, which generally approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

For the period ended September 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING

POLICIES (continued)

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule

144A of the Securities Act of 1933 ( “1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board of Directors (the “Board”).

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

0.400% of the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

ING Investment Management Co. (“ING IM”), a Connecticut corporation, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND

ADMINISTRATIVE FEES (continued)

ING Investments Distributor, LLC (the “Distributor” or “IID”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Fund’s advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class B and Class C shares of the Fund have adopted an Amended and Restated Distribution and Shareholder Services Plan and Class O shares of the Fund have adopted an Amended and Restated Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class B and Class C shares and 0.25% for Class O shares of the value of average daily net assets of the respective class for expenses incurred in the distribution. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor has contractually agreed to waive the service fee for Class O shares of the Fund through at least August 1, 2012. For the period ended September 30, 2011, the Distributor waived $14,439 of such fees.

ING Investments and IID have contractually agreed to waive a portion of their management fees, distribution and/or shareholder servicing fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero. This arrangement will continue through at least August 1, 2012. There is no guarantee that this waiver will continue after that date. Fees waived or expenses reimbursed are subject to possible recoupment by ING Investments within three years subject to certain restrictions. For the period ended September 30, 2011, ING Investments and IID waived $565,802 of management fees and $20,127 of class specific distribution and shareholder servicing fees (in addition to the Class O waiver described above) to maintain a yield of not less than zero. The class specific waiver was comprised of the following amounts per class:

	Distribution Fee	Shareholder Servicing Fee
Class B	$14,046	$4,713
Class C	$1,020	$348

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — DISTRIBUTION AND SERVICE

FEES (continued)

Please note that these waivers or reimbursements are in addition to existing contractual limitations, if any. As of September 30, 2011, amounts of waived management fees that are subject to possible recoupment by ING Investments, and the related expiration dates are as follows:

September 30
2012	2013	2014	Total
$534,664	$594,808	$998,688	$2,128,160

The Distributor also receives the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the period ended September 30, 2011, the Distributor did not retain any amounts in sales charges.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2011, the Fund had the following amounts recorded as payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Accrued Recoupment	Total
$—	$20,697	$—	$—	$20,697

At September 30, 2011, ING National Trust, ING Life Insurance and Annuity Company, and ING Investments Distributor LLC, indirect, wholly-owned subsidiaries of ING Groep, owned 29.18%, 17.44%, and 18.62% of the Fund, respectively.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Fund has a common owner that owns over 25% of the outstanding securities of the Fund, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Fund.

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

The Adviser made voluntary payments of $625,000 and $285,840 during the years ended March 31, 2010 and March 31, 2011, respectively, to reimburse the Fund for prior years’ investment transaction losses.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At September 30, 2011, the Fund did not have any payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2011 the Fund did not have any loans outstanding under the Credit Agreement.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Conversion of Shares	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Conversion of Shares	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
ING Money Market Fund
Class A
9/30/2011	203,303,472	—	4,293	(207,771,115)	(4,463,350)	203,303,473	—	4,293	(207,771,116)	(4,463,350)
3/31/2011	384,020,797	—	—	(369,702,169)	14,318,628	384,020,797	—	—	(369,702,169)	14,318,628
Class B
9/30/2011	972,377	—	83	(1,676,330)	(703,870)	972,377	—	83	(1,676,330)	(703,870)
3/31/2011	2,436,371	—	—	(2,955,873)	(519,502)	2,436,371	—	—	(2,955,873)	(519,502)
Class C
7/29/2011(1) -9/30/2011	2,713,930	(6,749,880)	139	(1,704,798)	(5,740,609)	2,726,701	(6,750,274)	139	(1,704,798)	(5,728,232)
Class I
9/30/2011	37,618,232	—	2,124	(42,243,791)	(4,623,435)	37,618,232	—	2,124	(42,243,791)	(4,623,435)
3/31/2011	120,000,472	—	—	(58,070,697)	61,929,775	120,000,472	—	—	(58,070,697)	61,929,775
Class L(2)
9/30/2011	655,260	6,749,880	—	(723,618)	6,681,522	642,455	6,750,274	—	(723,618)	6,669,111
3/31/2011	2,908,215	—	—	(3,527,404)	(619,189)	2,908,215	—	—	(3,527,404)	(619,189)
Class O
9/30/2011	1,349,295	—	23	(1,177,518)	171,800	1,349,294	—	23	(1,177,518)	171,799
3/31/2011	718,387	—	—	(4,219,225)	(3,500,838)	718,387	—	—	(4,219,225)	(3,500,838)
Class W
7/29/2011(1) - 9/30/2011	3,000	—	—	—	3,000	3,000	—	—	—	3,000

(1)	Commencement of operations was July 29, 2011.
(2)	Effective July 29, 2011, Class C shareholders were converted to Class L shares of the Fund.

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Credit and Interest Rate. Money market funds are subject to less credit and interest rate risk than other income funds because they invest in short-term debt securities of the highest quality. Nevertheless, the value of the Fund’s investments may fall when interest rates

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS (continued)

rise and the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Fund paid an ordinary dividend of $6,928 to shareholders during the period ended September 30, 2011. No dividends or distributions were paid for the period ended March 31, 2011.

The tax-basis components of distributable earnings as of September 30, 2011 were:

Undistributed Ordinary Income
$22,800

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of September 30, 2011, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s tax year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending March 31, 2012.

NOTE 11 — SUBSEQUENT EVENTS

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED)

Principal Amount†		Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: 34.1%
3,500,000	Barton Capital LLC, 0.430%, due 10/03/11	$3,499,874	1.1
5,500,000	Barton Capital LLC, 0.560%, due 10/05/11	5,499,572	1.8
250,000	CAFCO LLC, 0.100%, due 10/03/11	249,998	0.1
1,500,000	CAFCO LLC, 0.160%, due 10/06/11	1,499,960	0.5
7,000,000	CAFCO LLC, 0.180%, due 10/13/11	6,999,534	2.2
2,000,000	CAFCO LLC, 0.260%, due 12/05/11	1,999,061	0.6
500,000	Ciesco LLC, 0.140%, due 10/05/11	499,990	0.2
1,000,000	Ciesco LLC, 0.160%, due 10/11/11	999,950	0.3
5,250,000	Ciesco LLC, 0.190%, due 10/25/11	5,249,300	1.7
2,250,000	Ciesco LLC, 0.240%, due 11/14/11	2,249,331	0.7
500,000	Ciesco LLC, 0.280%, due 12/12/11	499,720	0.2
1,600,000	Ciesco LLC, 0.350%, due 01/06/12	1,598,491	0.5
500,000	Concord Minutemen Capital Co., 0.170%, due 10/03/11	499,993	0.2
1,500,000	Concord Minutemen Capital Co., 0.320%, due 12/02/11	1,499,173	0.5
5,500,000	Concord Minutemen Capital Co., 0.390%, due 02/13/12	5,487,531	1.8
3,250,000	Concord Minutemen Capital Co., 0.400%, due 01/05/12	3,246,533	1.0
2,040,000	Crown Point Capital Co., 0.190%, due 10/04/11	2,039,960	0.6
2,350,000	Crown Point Capital Co., 0.320%, due 12/02/11	2,348,705	0.7
1,000,000	Crown Point Capital Co., 0.330%, due 11/18/11	999,400	0.3
3,600,000	Crown Point Capital Co., 0.390%, due 02/13/12	3,591,900	1.1
2,500,000	Crown Point Capital Co., 0.400%, due 01/05/12	2,497,333	0.8
1,200,000	Jupiter Securitization Company LLC, 0.110%, due 10/03/11	1,199,989	0.4

Principal Amount†		Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: (continued)
500,000	Jupiter Securitization Company LLC, 0.130%, due 10/18/11	$499,967	0.2
4,000,000	Jupiter Securitization Company LLC, 0.130%, due 10/06/11	3,999,911	1.3
487,000	Jupiter Securitization Company LLC, 0.140%, due 10/07/11	486,987	0.1
4,250,000	Jupiter Securitization Company LLC, 0.150%, due 10/14/11	4,249,755	1.4
500,000	Jupiter Securitization Company LLC, 0.210%, due 12/19/11	499,770	0.2
1,500,000	Old Line Funding LLC, 0.160%, due 10/18/11	1,499,880	0.5
2,250,000	Old Line Funding LLC, 0.170%, due 11/04/11	2,249,618	0.7
250,000	Old Line Funding LLC, 0.200%, due 12/08/11	249,906	0.1
2,500,000	Old Line Funding LLC, 0.240%, due 01/03/12	2,498,433	0.8
4,500,000	Old Line Funding LLC, 0.240%, due 12/09/11	4,497,930	1.4
3,650,000	Thunder Bay Funding LLC, 0.120%, due 10/04/11	3,649,951	1.2
4,050,000	Thunder Bay Funding LLC, 0.160%, due 10/24/11	4,049,567	1.3
2,500,000	Thunder Bay Funding LLC, 0.200%, due 11/10/11	2,499,445	0.8
750,000	Thunder Bay Funding LLC, 0.300%, due 11/30/11	749,625	0.2
2,750,000	Variable Funding Capital, 0.160%, due 10/21/11	2,749,740	0.9
2,250,000	Variable Funding Capital, 0.210%, due 12/07/11	2,249,121	0.7
5,250,000	Variable Funding Capital, 0.200%, due 12/05/11	5,248,104	1.7
6,750,000	Windmill Funding Corp., 0.310%, due 10/21/11	6,748,968	2.2
500,000	Windmill Funding Group, 0.150%, due 10/04/11	499,992	0.2

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

ASSET BACKED COMMERCIAL PAPER: (continued)
2,750,000	Windmill Funding Group, 0.310%, due 10/03/11	$2,749,966	0.9
	Total Asset Backed Commercial Paper (Cost $106,181,934)	106,181,934	34.1

CERTIFICATES OF DEPOSIT: 10.9%
2,250,000	Credit Suisse USA, Inc., 0.560%, due 11/08/12	2,250,000	0.7
500,000	Deutsche Bank NY, 0.190%, due 10/05/11	500,000	0.2
4,750,000	Deutsche Bank NY, 0.780%, due 10/19/12	4,750,000	1.5
1,000,000	Rabobank Nederland NV NY, 0.190%, due 10/11/11	1,000,019	0.3
4,000,000	Rabobank Nederland NV NY, 0.340%, due 11/16/11	4,000,000	1.3
3,500,000	Royal Bank of Canada NY, 0.260%, due 11/10/11	3,500,389	1.1
4,500,000	Royal Bank of Canada NY, 0.330%, due 12/02/11	4,500,386	1.5
3,250,000	Standard Chartered Bank NY, 0.210%, due 10/18/11	3,249,939	1.1
1,000,000	Toronto Dominion Bank NY, 0.070%, due 10/04/11	1,000,000	0.3
6,150,000	Toronto Dominion Bank NY, 0.450%, due 10/27/11	6,149,623	2.0
2,925,000	UBS AG Stamford CT, 0.145%, due 10/28/11	2,924,989	0.9
	Total Certificates of Deposit (Cost $33,825,345)	33,825,345	10.9

FINANCIAL COMPANY COMMERCIAL PAPER: 13.9%
250,000	American Honda Finance, 0.180%, due 10/18/11	249,977	0.1
550,000	ANZ National Int’l Ltd., 0.240%, due 10/17/11	549,927	0.2

Principal Amount†			Value	Percentage of Net Assets

FINANCIAL COMPANY COMMERCIAL PAPER: (continued)
2,000,000		ANZ National Int’l Ltd., 0.500%, due 07/13/12	$1,992,055	0.6
2,100,000		ASB Finance Ltd. London, 0.370%, due 01/20/12	2,097,572	0.7
4,000,000		ASB Finance Ltd., 0.320%, due 12/22/11	3,997,016	1.3
6,500,000		Barclays US Funding LLC, 0.070%, due 10/03/11	6,499,964	2.1
1,250,000		Citigroup Funding, Inc., 0.120%, due 10/03/11	1,249,987	0.4
8,750,000		Citigroup Funding, Inc., 0.210%, due 10/06/11	8,749,695	2.8
3,000,000	#	Commonwealth Bank of Australia, 0.313%, due 05/18/12	2,997,909	1.0
500,000		Standard Chartered Bank NY, 0.690%, due 11/16/11	500,262	0.2
3,250,000		Standard Chartered Bank, 0.150%, due 10/03/11	3,249,960	1.0
500,000		Standard Chartered Bank, 0.160%, due 10/06/11	499,987	0.1
3,700,000		Toronto Dominion Bank Ltd., 0.160%, due 10/27/11	3,699,546	1.2
1,375,000		UBS Finance Delaware LLC, 0.070%, due 10/07/11	1,374,982	0.4
250,000		UBS Finance Delaware LLC, 0.110%, due 10/04/11	249,997	0.1
2,250,000	#	Westpac Banking Corp., 0.260%, due 10/28/11	2,250,039	0.7
555,000		Westpac Banking Corp, 0.100%, due 10/05/11	554,992	0.2
2,500,000		Westpac Banking Group, 0.320%, due 12/22/11	2,498,178	0.8
		Total Financial Company Commercial Paper (Cost $43,262,045)	43,262,045	13.9

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

GOVERNMENT AGENCY DEBT: 12.4%
1,000,000	Fannie Mae Discount Notes, 0.010%, due 10/04/11	$1,000,000	0.3
1,287,000	Fannie Mae Discount Notes, 0.010%, due 11/15/11	1,286,976	0.4
4,000,000	Fannie Mae Discount Notes, 0.010%, due 11/09/11	3,999,973	1.3
1,000,000	Farmer Mac Discount Note, 0.040%, due 10/21/11	999,978	0.3
5,000,000	Federal Home Loan Bank Discount Notes, 0.010%, due 11/18/11	4,999,933	1.6
1,000,000	Federal Home Loan Bank Discount Notes, 0.010%, due 11/02/11	999,991	0.3
2,000,000	Federal Home Loan Bank Discount Notes, 0.010%, due 11/08/11	1,999,968	0.7
11,100,000	Federal Home Loan Bank Discount Notes, 0.020%, due 11/14/11	11,099,645	3.6
2,750,000	Federal Home Loan Bank, 0.450%, due 09/24/12	2,750,000	0.9
5,140,000	Freddie Mac Discount Notes, 0.010%, due 11/01/11	5,139,978	1.7
1,000,000	Freddie Mac Discount Notes, 0.010%, due 11/21/11	999,986	0.3
2,600,000	Freddie Mac Discount Notes, 0.020%, due 11/02/11	2,599,979	0.8
600,000	Freddie Mac Discount Notes, 0.030%, due 11/08/11	599,981	0.2
	Total Government Agency Debt (Cost $38,476,388)	38,476,388	12.4

Principal Amount†		Value	Percentage of Net Assets

GOVERNMENT AGENCY REPURCHASE AGREEMENT: 3.3%
10,332,000	Deutsche Bank Repurchase Agreement dated 9/30/11, 0.0000%, due 10/03/11, $10,332,000 to be received upon repurchase (Collateralized by $10,356,058 Federal National Mortgage Association, 4.375%, Market Value plus accrued interest $10,539,374, due 10/15/15), due 10/03/11	$10,332,000	3.3
	Total Government Agency Repurchase Agreement (Cost $10,332,000)	10,332,000	3.3

OTHER COMMERCIAL PAPER: 3.9%
5,000,000	Pepsico Inc., 0.070%, due 11/09/11	4,999,621	1.6
3,250,000	Total Capital Canada Ltd., 0.050%, due 10/04/11	3,249,981	1.0
4,000,000	Wal-Mart Stores, Inc., 0.050%, due 10/04/11	3,999,977	1.3
	Total Other Commercial Paper (Cost $12,249,579)	12,249,579	3.9

OTHER INSTRUMENT: 4.5%
14,000,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.103%, due 10/03/11	14,000,000	4.5
	Total Other Instrument (Cost $14,000,000)	14,000,000	4.5

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

OTHER NOTE: 15.3%
1,500,000	#	American Honda Finance Corp., 0.587%, due 12/09/11	$1,500,290	0.5
1,000,000	#	American Honda Finance, 0.296%, due 10/07/11	999,999	0.3
1,500,000	#	American Honda Finance, 0.466%, due 04/13/12	1,501,451	0.5
1,000,000	#	American Honda Finance, 0.700%, due 01/17/12	1,000,752	0.3
535,000	#	American Honda Finance, 5.100%, due 03/27/12	546,810	0.2
3,706,000		Australia and New Zealand Banking Group, 5.125%, due 11/14/11	3,727,082	1.2
4,820,000		Bank of America, 0.220%, due 10/25/11	4,819,261	1.6
640,000		BB&T Corp., 3.850%, due 07/27/12	656,379	0.2
250,000		Caterpillar Financial Services Corp., 5.125%, due 10/12/11	250,373	0.1
750,000		General Electric Capital Corp., 0.478%, due 11/21/11	750,083	0.2
3,350,000		General Electric Capital Corp., 3.500%, due 08/13/12	3,430,925	1.1
1,710,000		General Electric Capital Corp., 5.250%, due 10/19/12	1,787,391	0.6
2,750,000		JPMorgan Chase & Co., 4.500%, due 01/15/12	2,782,894	0.9
508,000		JPMorgan Chase Bank, 0.100%, due 10/26/11	507,965	0.2
365,000		JPMorgan Chase Bank, 0.190%, due 11/08/11	364,923	0.1
2,750,000	#	Rabobank Nederland NV NY, 0.330%, due 12/16/11	2,751,264	0.9

Principal Amount†			Value	Percentage of Net Assets

OTHER NOTE: (continued)
1,250,000		Rabobank Nederland, 5.000%, due 01/25/12	$1,267,781	0.4
2,000,000		Royal Bank of Canada NY, 0.460%, due 11/01/12	2,004,667	0.6
3,000,000	#	Svenska Handelsbanken AB, 0.570%, due 11/09/12	3,000,000	1.0
750,000		Total Capital SA, 5.000%, due 05/22/12	771,536	0.3
5,000,000		Toyota Motor Credit Corp., 0.330%, due 12/14/11	5,000,000	1.6
1,000,000		Toyota Motor Credit Corp., 5.125%, due 10/25/11	1,003,070	0.3
2,500,000		Wal-Mart Stores, Inc., 5.226%, due 06/01/12	2,582,314	0.8
1,000,000	#	Westpac Banking Corp, 0.552%, due 10/21/11	1,000,173	0.3
3,500,000		Westpac Banking Group, 0.403%, due 10/26/12	3,500,000	1.1
		Total Other Note (Cost $47,507,383)	47,507,383	15 .3

		Total Investments in Securities (Cost $305,834,674)*	$305,834,674	98 .3
		Assets in Excess of Other Liabilities	5,391,233	1 .7

		Net Assets	$311,225,907	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Government Agency Debt	$—	$38,476,388	$—	$38,476,388
Certificates of Deposit	—	33,825,345	—	33,825,345
Government Agency Repurchase Agreement	—	10,332,000	—	10,332,000
Other Commercial Paper	—	12,249,578	—	12,249,578
Other Note	—	41,815,235	—	41,815,235
Financial Company Commercial Paper	—	43,262,045	—	43,262,045
Asset Backed Commercial Paper	—	106,181,934	—	106,181,934
Other Instrument	14,000,000	5,692,149	—	19,692,149

Total Investments, at value	$14,000,000	$291,834,674	$—	$305,834,674

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

SAR-AFIMM	(0911-111911)

Item 2.	Code of Ethics.

Not required for semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.	Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.	Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11.	Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 2, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 2, 2011